Consolidated Balance Sheets (AES Indiana) (Q1) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 3,765	$ 2,283
Common shareholders' equity:
Common Stock, Shares Authorized	290,000,000	290,000,000
Common Stock, Shares, Outstanding	108,907,000	108,907,318
Indianapolis Power And Light Company
CURRENT ASSETS:
Accounts receivable and unbilled revenue, allowance for doubtful accounts	$ 3,765	$ 2,283
Common shareholders' equity:
Common stock, no par value	$ 0	$ 0
Common Stock, Shares Authorized	20,000,000	20,000,000
Common Stock, Shares, Issued	17,206,630	17,206,630
Common Stock, Shares, Outstanding	17,206,630	17,206,630